FINANCIAL RISK MANAGEMENT (Financial assets and liabilities at fair value) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 338,144	$ 183,459
Financial liabilities, at fair value	6,001	287
Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	335,840	178,131
Financial liabilities, at fair value	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	2,304	5,328
Financial liabilities, at fair value	6,001	287
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	236,335	100,026
Cash and cash equivalents | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	236,335	100,026
Cash and cash equivalents | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Other investments
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	99,505	83,117
Other investments | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	99,505	78,105
Other investments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	5,012
Derivatives
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	2,304	316
Derivatives | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Derivatives | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	2,304	316
Derivatives
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	6,001	287
Derivatives | Level 1
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	0	0
Derivatives | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	$ 6,001	$ 287